Shareholder Report, Average Annual Return (Details)					6 Months Ended			12 Months Ended	34 Months Ended	60 Months Ended	88 Months Ended	93 Months Ended	97 Months Ended	120 Months Ended
	Aug. 18, 2021	Mar. 01, 2017	Sep. 30, 2016	May 31, 2016	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000016090
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Dynamic Brands Fund
Average Annual Return, Percent					7.86%			26.27%		12.90%				8.48%
C000135444
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Rational Dynamic Brands Fund
C000016092
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Dynamic Brands Fund
C000016036
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Equity Armor Fund
Average Annual Return, Percent					3.97%			8.39%		5.87%				2.13%
C000135443
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Rational Equity Armor Fund
C000016038
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Equity Armor Fund
C000229366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Rational Real Assets Fund
Average Annual Return, Percent					(1.42%)			5.41%	1.01%
C000229367
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational Real Assets Fund
C000229365
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational Real Assets Fund
C000212570
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Special Situations Income Fund
Average Annual Return, Percent					0.06%			1.31%		2.44%				5.53%
C000212571
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Special Situations Income Fund
C000212569
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Special Situations Income Fund
C000078667
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Strategic Allocation Fund
Average Annual Return, Percent					15.18%			23.23%		6.72%				5.40%
C000169251
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational Strategic Allocation Fund
C000169252
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational Strategic Allocation Fund
C000047568
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Tactical Return Fund
Average Annual Return, Percent					(2.87%)			(0.22%)		2.11%				(0.85%)
C000169250
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational Tactical Return Fund
C000047570
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational Tactical Return Fund
C000216242
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rational/Pier 88 Convertible Securities Fund
Average Annual Return, Percent					(2.10%)			2.58%		4.29%	5.60%
C000216243
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational/Pier 88 Convertible Securities Fund
C000216241
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational/Pier 88 Convertible Securities Fund
C000172993
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Rational/Resolve Adaptive Asset Allocation Fund
Average Annual Return, Percent					4.39%			5.77%		3.16%		2.63%
C000172994
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Rational/Resolve Adaptive Asset Allocation Fund
C000172995
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Rational/Resolve Adaptive Asset Allocation Fund
Without Sales Load [Member] | C000016090
Average Annual Return [Line Items]
Average Annual Return, Percent					13.24%			32.56%		14.01%				9.01%
Without Sales Load [Member] | C000135444
Average Annual Return [Line Items]
Average Annual Return, Percent					12.81%			31.62%		13.20%				8.32%
Without Sales Load [Member] | C000016092
Average Annual Return [Line Items]
Average Annual Return, Percent					13.36%			32.91%		14.32%				9.30%
Without Sales Load [Member] | C000016036
Average Annual Return [Line Items]
Average Annual Return, Percent					9.19%			13.79%		6.91%				2.63%
Without Sales Load [Member] | C000135443
Average Annual Return [Line Items]
Average Annual Return, Percent					8.83%			13.05%		6.16%				1.98%
Without Sales Load [Member] | C000016038
Average Annual Return [Line Items]
Average Annual Return, Percent					9.28%			14.01%		7.20%				2.89%
Without Sales Load [Member] | C000229366
Average Annual Return [Line Items]
Average Annual Return, Percent					4.64%			11.88%	3.11%
Without Sales Load [Member] | C000229367
Average Annual Return [Line Items]
Average Annual Return, Percent					4.31%			11.00%	2.31%
Without Sales Load [Member] | C000229365
Average Annual Return [Line Items]
Average Annual Return, Percent					4.90%			12.24%	3.40%
Without Sales Load [Member] | C000212570
Average Annual Return [Line Items]
Average Annual Return, Percent					5.03%			6.34%		3.44%				6.05%
Without Sales Load [Member] | C000212571
Average Annual Return [Line Items]
Average Annual Return, Percent					4.66%			5.57%		2.68%				5.26%
Without Sales Load [Member] | C000212569
Average Annual Return [Line Items]
Average Annual Return, Percent					5.15%			6.59%		3.70%				6.31%
Without Sales Load [Member] | C000078667
Average Annual Return [Line Items]
Average Annual Return, Percent					20.89%			29.33%		7.75%				5.91%
Without Sales Load [Member] | C000169251
Average Annual Return [Line Items]
Average Annual Return, Percent					20.43%			28.41%		6.96%			6.57%
Without Sales Load [Member] | C000169252
Average Annual Return [Line Items]
Average Annual Return, Percent					21.04%			29.52%		8.00%			7.61%
Without Sales Load [Member] | C000047568
Average Annual Return [Line Items]
Average Annual Return, Percent					1.95%			4.78%		3.10%				(0.37%)
Without Sales Load [Member] | C000169250
Average Annual Return [Line Items]
Average Annual Return, Percent					1.60%			4.04%		2.31%			4.06%
Without Sales Load [Member] | C000047570
Average Annual Return [Line Items]
Average Annual Return, Percent					2.07%			5.07%		3.35%				(0.22%)
Without Sales Load [Member] | C000216242
Average Annual Return [Line Items]
Average Annual Return, Percent					2.75%			7.74%		5.30%	6.30%
Without Sales Load [Member] | C000216243
Average Annual Return [Line Items]
Average Annual Return, Percent					2.46%			6.99%		4.58%	5.54%
Without Sales Load [Member] | C000216241
Average Annual Return [Line Items]
Average Annual Return, Percent					2.96%			8.41%		5.60%	6.59%
Without Sales Load [Member] | C000172993
Average Annual Return [Line Items]
Average Annual Return, Percent					10.75%			12.24%		4.39%		3.42%
Without Sales Load [Member] | C000172994
Average Annual Return [Line Items]
Average Annual Return, Percent					10.33%			11.41%		3.62%		2.68%
Without Sales Load [Member] | C000172995
Average Annual Return [Line Items]
Average Annual Return, Percent					10.89%			12.53%		4.66%				4.32%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Gross (USD)
Average Annual Return, Percent					11.58%			19.92%		11.28%				8.99%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI ACWI Gross (USD)
Average Annual Return, Percent					11.58%			19.92%		11.28%				8.99%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Gross (USD)
Average Annual Return, Percent					11.58%			19.92%		11.28%				8.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%	9.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%	9.53%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%	9.53%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.71%)			2.63%		(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.71%)			2.63%		(0.23%)				1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.71%)			2.63%		(0.23%)				1.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%			14.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%			14.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%			14.60%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.71%)			2.63%		(0.23%)	1.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.71%)			2.63%		(0.23%)	1.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent					(0.71%)			2.63%		(0.23%)	1.09%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Average Annual Return, Percent					11.58%			19.92%		11.28%		11.27%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Gross (USD)
Average Annual Return, Percent					11.58%			19.92%		11.28%		11.27%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Gross (USD)
Average Annual Return, Percent					11.58%			19.92%		11.28%				8.99%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent					5.79%			15.29%		11.89%				9.89%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent					5.79%			15.29%		11.89%				9.89%
S&P 500 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent					5.79%			15.29%		11.89%				9.89%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent					(0.98%)			2.12%		(0.76%)				0.89%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent					(0.98%)			2.12%		(0.76%)				0.89%
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent					(0.98%)			2.12%		(0.76%)				0.89%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%	13.87%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%	13.87%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%	13.87%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%		14.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%		14.68%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					15.29%			24.56%		15.05%				12.86%